Pay vs Performance Disclosure		12 Months Ended
		Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance measures of the Company. For further information concerning our pay for performance philosophy and how we align executive compensation with the Company’s performance, refer to the Compensation Discussion & Analysis section above.

					Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid(3) to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid(2) to Non-PEO NEOs ($)	Total Shareowner Return ($)	Peer Group(4) Total Shareowner Return ($)	Net Income ($ millions)	Adjusted Earnings Per Share for ICP(5) ($)
2023	16,765,020	21,012,628	4,569,652	5,928,779	136.20	140.01	1,278.0	12.15
2022	10,987,703	5,414,576	3,629,139	1,985,347	100.79	107.15	919.1	9.48
2021	13,517,285	22,825,839	2,994,262	3,965,622	135.41	128.32	1,344.3	9.10

(1)	The principal executive officer (PEO) of the Company for each year shown in the table was Blake D. Moret, the Company’s CEO.
(2)	Our Non-PEO NEOs for each year were:

2023	2022	2021
Nicholas C. Gangestad	Nicholas C. Gangestad	Nicholas C. Gangestad
Scott A. Genereux	Scott A. Genereux	Scott A. Genereux
Rebecca W. House	Rebecca W. House	Rebecca W. House
Frank C. Kulaszewicz	Veena M. Lakkundi	Frank C. Kulaszewicz
Steven W. Etzel
Patrick P. Goris

(3)	Following are the adjustments made to the summary compensation table to determine the amounts shown as compensation actually paid:

	PEO(1)			Average Non-PEO NEOs(2)
	2023	2022	2021	2023	2022	2021
Summary Compensation Table	$16,765,020	$10,987,703	$13,517,285	$4,569,652	$3,629,139	$2,994,262
Reduction for amount reported in ’Stock Awards’ and ‘Option Awards’ columns in the Summary Compensation Table	(10,000,338)	(9,000,624)	(6,504,183)	(2,625,360)	(2,525,461)	(1,568,042)
Fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end	11,311,696	4,216,824	8,477,454	2,969,620	1,274,958	1,910,381
Fair value of awards granted during applicable fiscal year that vested during the year	–	–	–	–	–	–
Change in fair value of awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end	2,739,219	(5,384,378)	8,889,435	643,343	(588,222)	672,602
Change in fair value of awards granted during prior fiscal year that vested during applicable fiscal year	2,315,289	4,047,914	1,493,729	416,526	150,230	143,157
Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	120,094	90,472	66,185	48,991	44,704	15,880
Nonqualified Deferred Compensation Earnings’ column of the Summary Compensation Table	(2,519,169)	–	(3,572,868)	(128,199)	–	(286,583)
Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	280,817	456,665	458,802	34,206	–	83,965
Total adjustments	4,247,608	(5,573,127)	9,308,554	1,359,127	(1,643,791)	971,359
COMPENSATION ACTUALLY PAID	$21,012,628	$5,414,576	$22,825,839	$5,928,779	$1,985,347	$3,965,622

(4)	The peer group used for this data is the S&P 500 Selected GICS Groups including Capital Goods, Software & Services, Technology, Hardware & Equipment GICS groups companies consistent with our relative TSR performance share benchmark group and as used in the chart in Part II, Item 5 of the Company’s most recent Annual Report on Form 10-K.
(5)	See Other Information and Supplemental Financial Information sections below for reconciliation of our non-GAAP measures to the audited financial statements.

Company Selected Measure Name		Adjusted Earnings Per Share
Named Executive Officers, Footnote [Text Block]

(1)	The principal executive officer (PEO) of the Company for each year shown in the table was Blake D. Moret, the Company’s CEO.
(2)	Our Non-PEO NEOs for each year were:

2023	2022	2021
Nicholas C. Gangestad	Nicholas C. Gangestad	Nicholas C. Gangestad
Scott A. Genereux	Scott A. Genereux	Scott A. Genereux
Rebecca W. House	Rebecca W. House	Rebecca W. House
Frank C. Kulaszewicz	Veena M. Lakkundi	Frank C. Kulaszewicz
Steven W. Etzel
Patrick P. Goris

PEO Total Compensation Amount	[1]	$ 16,765,020	$ 10,987,703	$ 13,517,285
PEO Actually Paid Compensation Amount	[2]	$ 21,012,628	5,414,576	22,825,839
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO(1)			Average Non-PEO NEOs(2)
	2023	2022	2021	2023	2022	2021
Summary Compensation Table	$16,765,020	$10,987,703	$13,517,285	$4,569,652	$3,629,139	$2,994,262
Reduction for amount reported in ’Stock Awards’ and ‘Option Awards’ columns in the Summary Compensation Table	(10,000,338)	(9,000,624)	(6,504,183)	(2,625,360)	(2,525,461)	(1,568,042)
Fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end	11,311,696	4,216,824	8,477,454	2,969,620	1,274,958	1,910,381
Fair value of awards granted during applicable fiscal year that vested during the year	–	–	–	–	–	–
Change in fair value of awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end	2,739,219	(5,384,378)	8,889,435	643,343	(588,222)	672,602
Change in fair value of awards granted during prior fiscal year that vested during applicable fiscal year	2,315,289	4,047,914	1,493,729	416,526	150,230	143,157
Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	120,094	90,472	66,185	48,991	44,704	15,880
Nonqualified Deferred Compensation Earnings’ column of the Summary Compensation Table	(2,519,169)	–	(3,572,868)	(128,199)	–	(286,583)
Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	280,817	456,665	458,802	34,206	–	83,965
Total adjustments	4,247,608	(5,573,127)	9,308,554	1,359,127	(1,643,791)	971,359
COMPENSATION ACTUALLY PAID	$21,012,628	$5,414,576	$22,825,839	$5,928,779	$1,985,347	$3,965,622

Non-PEO NEO Average Total Compensation Amount	[3]	$ 4,569,652	3,629,139	2,994,262
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 5,928,779	1,985,347	3,965,622
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	PEO(1)			Average Non-PEO NEOs(2)
	2023	2022	2021	2023	2022	2021
Summary Compensation Table	$16,765,020	$10,987,703	$13,517,285	$4,569,652	$3,629,139	$2,994,262
Reduction for amount reported in ’Stock Awards’ and ‘Option Awards’ columns in the Summary Compensation Table	(10,000,338)	(9,000,624)	(6,504,183)	(2,625,360)	(2,525,461)	(1,568,042)
Fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end	11,311,696	4,216,824	8,477,454	2,969,620	1,274,958	1,910,381
Fair value of awards granted during applicable fiscal year that vested during the year	–	–	–	–	–	–
Change in fair value of awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end	2,739,219	(5,384,378)	8,889,435	643,343	(588,222)	672,602
Change in fair value of awards granted during prior fiscal year that vested during applicable fiscal year	2,315,289	4,047,914	1,493,729	416,526	150,230	143,157
Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	120,094	90,472	66,185	48,991	44,704	15,880
Nonqualified Deferred Compensation Earnings’ column of the Summary Compensation Table	(2,519,169)	–	(3,572,868)	(128,199)	–	(286,583)
Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	280,817	456,665	458,802	34,206	–	83,965
Total adjustments	4,247,608	(5,573,127)	9,308,554	1,359,127	(1,643,791)	971,359
COMPENSATION ACTUALLY PAID	$21,012,628	$5,414,576	$22,825,839	$5,928,779	$1,985,347	$3,965,622

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
COMPANY PERFORMANCE METRICS

Our compensation philosophy is designed to attract, retain, and motivate high caliber executive talent necessary to deliver long-term and sustained performance to our shareowners.  We utilize metrics in our annual and long-term incentive compensation programs based on an objective of driving profitable growth and increasing shareowner value. The most important financial performance metrics used to link CAP and performance for the most recently completed fiscal year, sorted alphabetically, were:

Adjusted EPS
Free cash flow
Organic ARR growth
Organic sales growth
Relative TSR
Return on invested capital

Total Shareholder Return Amount		$ 136.20	100.79	135.41
Peer Group Total Shareholder Return Amount	[4]	140.01	107.15	128.32
Net Income (Loss) Attributable to Parent		$ 1,278,000,000	$ 919,100,000	$ 1,344,300,000
Company Selected Measure Amount | $ / shares	[5]	12.15	9.48	9.10
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Organic ARR growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Organic sales growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Return on invested capital
PEO [Member] | Reduction for amount reported in ’Stock Awards’ and ‘Option Awards’ columns in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (10,000,338)	$ (9,000,624)	$ (6,504,183)
PEO [Member] | Fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,311,696	4,216,824	8,477,454
PEO [Member] | Fair value of awards granted during applicable fiscal year that vested during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in fair value of awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,739,219	(5,384,378)	8,889,435
PEO [Member] | Change in fair value of awards granted during prior fiscal year that vested during applicable fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,315,289	4,047,914	1,493,729
PEO [Member] | Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		120,094	90,472	66,185
PEO [Member] | Nonqualified Deferred Compensation Earnings’ column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,519,169)		(3,572,868)
PEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		280,817	456,665	458,802
PEO [Member] | Total adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 4,247,608	$ (5,573,127)	$ 9,308,554
PEO [Member] | Blake D. Moret
Pay vs Performance Disclosure [Table]
PEO Name		Blake D. Moret	Blake D. Moret	Blake D. Moret
Non-PEO NEO [Member] | Reduction for amount reported in ’Stock Awards’ and ‘Option Awards’ columns in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,625,360)	$ (2,525,461)	$ (1,568,042)
Non-PEO NEO [Member] | Fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,969,620	1,274,958	1,910,381
Non-PEO NEO [Member] | Fair value of awards granted during applicable fiscal year that vested during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in fair value of awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		643,343	(588,222)	672,602
Non-PEO NEO [Member] | Change in fair value of awards granted during prior fiscal year that vested during applicable fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		416,526	150,230	143,157
Non-PEO NEO [Member] | Value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		48,991	44,704	15,880
Non-PEO NEO [Member] | Nonqualified Deferred Compensation Earnings’ column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(128,199)		(286,583)
Non-PEO NEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		34,206		83,965
Non-PEO NEO [Member] | Total adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,359,127	$ (1,643,791)	$ 971,359
Non-PEO NEO [Member] | Nicholas C. Gangestad
Pay vs Performance Disclosure [Table]
PEO Name		Nicholas C. Gangestad	Nicholas C. Gangestad	Nicholas C. Gangestad
Non-PEO NEO [Member] | Scott A. Genereux
Pay vs Performance Disclosure [Table]
PEO Name		Scott A. Genereux	Scott A. Genereux	Scott A. Genereux
Non-PEO NEO [Member] | Rebecca W. House
Pay vs Performance Disclosure [Table]
PEO Name		Rebecca W. House	Rebecca W. House	Rebecca W. House
Non-PEO NEO [Member] | Frank C. Kulaszewicz
Pay vs Performance Disclosure [Table]
PEO Name		Frank C. Kulaszewicz		Frank C. Kulaszewicz
Non-PEO NEO [Member] | Veena M. Lakkundi
Pay vs Performance Disclosure [Table]
PEO Name			Veena M. Lakkundi
Non-PEO NEO [Member] | Steven W. Etzel
Pay vs Performance Disclosure [Table]
PEO Name				Steven W. Etzel
Non-PEO NEO [Member] | Patrick P. Goris
Pay vs Performance Disclosure [Table]
PEO Name				Patrick P. Goris

[1]	The principal executive officer (PEO) of the Company for each year shown in the table was Blake D. Moret, the Company’s CEO.
[2]	Following are the adjustments made to the summary compensation table to determine the amounts shown as compensation actually paid:
[3]	Our Non-PEO NEOs for each year were:
[4]	The peer group used for this data is the S&P 500 Selected GICS Groups including Capital Goods, Software & Services, Technology, Hardware & Equipment GICS groups companies consistent with our relative TSR performance share benchmark group and as used in the chart in Part II, Item 5 of the Company's most recent Annual Report on Form 10-K.
[5]	See Other Information and Supplemental Financial Information sections below for reconciliation of our non-GAAP measures to the audited financial statements.